Other Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Component of Operating Income [Abstract]
ATM and check card fees	$ 721	$ 614
Wire transfer fees	104	106
Safe deposit box fees	92	92
Other	191	173
Total other income	$ 1,108	$ 985